Investment Strategy	Apr. 30, 2026
Protective Life Dynamic Allocation Series – Conservative Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGies
Strategy Narrative [Text Block]

The Portfolio seeks to achieve its investment objective by investing in a dynamic portfolio of ETFs (also referred to in this Prospectus as “underlying ETFs”) across seven different equity asset classes, as well as intermediate- and long-duration fixed- income investments (the “Static Fixed-Income Allocation”), and an allocation to short-duration investments (the “Variable Short- Duration Allocation”), which can include cash, money market instruments and short-duration affiliated and unaffiliated underlying ETFs (“short-duration investments”). The equity asset classes and the Variable Short-Duration Allocation are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% intermediate- and long-duration fixed-income investments.

The Allocation Adjustment Program

The Allocation Adjustment Program, a proprietary methodology co-developed by the Adviser and Protective Life, allocates the Portfolio’s assets on a weekly basis among seven different equity asset classes, as well as the Variable Short-Duration Allocation, based on historical market indicators.

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and intermediate- and long-duration fixed-income investments, and mitigate market risk by adjusting equity investments between market exposure and short-duration investments. Portfolio management oversees the Allocation Adjustment Program and are responsible for the day-to-day management of the Portfolio. Within the parameters of each asset class’ allocation relative to the Portfolio’s total assets, and the target allocation ranges within each asset class, portfolio management reviews the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, cease investing in one or more underlying ETFs, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

At no time will an individual asset class exposure be less than zero for investment purposes (i.e., no short exposure), and generally an asset class exposure will not be greater than its maximum target allocation, except due to market movements between periodic rebalancing of the Portfolio. To the extent market movements between periodic rebalancing of the Portfolio results in an asset class exposure in excess of its maximum target allocation, the Portfolio will continue to buy and sell assets reflecting the Portfolio’s current composition as it manages purchase and redemption orders for the Portfolio, and when it implements trades directed by the weekly Allocation Adjustment Program.

Portfolio management may change the Portfolio’s allocations among the asset classes without shareholder notice, unless the Adviser determines it would be a material change to the Portfolio’s investment strategy, in which case shareholders would receive advance notice.

Static Fixed-Income Allocation

The Static Fixed-Income Allocation is expected to remain constant over time, subject to market movement, and will be rebalanced to its target allocation on a quarterly basis. The Portfolio will generally obtain intermediate- and long-duration fixed- income exposure by investing in unaffiliated ETFs that provide broad exposure to the total U.S. investment-grade bond market.

The Underlying ETFs

The Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, the Portfolio is considered a “fund of funds.” The Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets), and fixed-income securities (including U.S. Treasury, government-related, and corporate, mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities). As noted above, the Portfolio may invest in short-duration affiliated and unaffiliated underlying ETFs within its Variable Short-Duration Allocation to seek to mitigate market risk associated with its equity allocation.

The table below shows, for each asset class, the ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest. Portfolio management may choose in their sole discretion, without shareholder notice, to remove, add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolio, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class		Potential Underlying ETFs+
Global Equity Investments (Stocks)	Asset Class Target Allocation Within the Portfolio(1)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	20.00%	SPDR® S&P 500® ETF# iShares® Core S&P 500 ETF* Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	7.50%	iShares® Russell 2000 ETF* iShares® Core S&P Small-Cap ETF* Vanguard Small-Cap ETF	IWM IJR VB
U.S. High Growth Equity	7.50%	Invesco QQQ TrustSM, Series 1 Invesco NASDAQ 100 ETF	QQQ QQQM
U.K. Equity	5.00%	iShares® MSCI United Kingdom ETF* Franklin FTSE United Kingdom ETF	EWU FLGB
European Equity	5.00%	SPDR® Euro Stoxx 50® ETF# Vanguard FTSE Europe ETF JPMorgan BetaBuilders Europe ETF Franklin FTSE Europe ETF	FEZ VGK BBEU FLEE
Japan Equity	2.50%	iShares® MSCI Japan ETF* Franklin FTSE Japan ETF JPMorgan BetaBuilders Japan ETF	EWJ FLJP BBJP
Asia Equity, ex-Japan	2.50%	iShares® MSCI All Country Asia ex-Japan ETF* Franklin FTSE Asia ex Japan ETF JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	AAXJ FLAX BBAX
Intermediate- and Long-Duration Fixed-Income Investments (Bonds)	50.00%	iShares® Core U.S. Aggregate Bond ETF* Vanguard Total Bond Market ETF	AGG BND
Short-Duration Fixed-Income Investments	N/A	Janus Henderson Short Duration Income ETF JPMorgan Ultra-Short Income ETF PIMCO Enhanced Short Maturity Active ETF Invesco Ultra Short-Duration ETF	VNLA JPST MINT GSY

(1)

Represents the target allocation to the respective asset class as a percentage of the Portfolio’s total assets plus, with respect to the equity classes, the remainder, if any, held in short-duration investments.

*	iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries).
#	SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.
+

The investment advisers, sponsors and distributors of the underlying ETFs, and the underlying ETFs themselves, do not make any representations regarding the advisability of investing in any of the underlying ETFs.

Refer to Appendix A in this Prospectus for a brief description of the investment objective and strategies of each of the potential underlying ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest.

As a result of its investments in the underlying ETFs, the Portfolio will have exposure to foreign markets, including emerging markets (which include, but are not limited to, Asia, China, Europe, India, Japan, North America, and South Korea) and various economic sectors (which include, but are not limited to, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, and information technology). Please refer to “Principal Investment Risks” and “Additional Information About the Portfolios” in this Prospectus for more detail.

Variable Short-Duration Allocation

The Portfolio’s Variable Short-Duration Allocation may be as low as 0% or as high as 50% of its assets, depending on prevailing market conditions and the weekly results of the Allocation Adjustment Program. Under normal circumstances, the Portfolio expects the Variable Short-Duration Allocation to be comprised of or provide exposure to securities with varying maturities and an average duration of 2 years or less. Permissible short-duration investments include cash, money market instruments (eligible securities, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”)) determined by the Adviser to present minimal credit risk, affiliated or unaffiliated money market funds and/or investments in affiliated and unaffiliated underlying ETFs that invest in a portfolio of fixed-income instruments across a broad range of sectors and geographies while maintaining a short-duration portfolio. These underlying ETFs primarily invest in investment grade debt securities including, among others, short-term instruments, such as commercial paper and repurchase agreements, mortgage- backed securities, asset-backed securities, including collateralized debt obligations, and derivatives. The underlying ETFs may also invest in high-yield (or “junk”) bonds. The Portfolio’s short-duration investments may include securities of U.S. and foreign public- and private-sector issuers.

Portfolio management’s selection of investments for the Variable Short-Duration Allocation among short-duration affiliated ETFs, short-duration unaffiliated ETFs, money market instruments and cash may be based on a variety of factors, including prevailing market conditions, to seek to enhance total return and managing risk.

The Portfolio may also invest its cash in a cash sweep program, an arrangement in which the Portfolio’s uninvested cash balance at the end of each day is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements or is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.

The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Due to the nature of the Allocation Adjustment Program, the Portfolio may have relatively high portfolio turnover compared to other funds.

Protective Life Dynamic Allocation Series - Moderate Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Portfolio seeks to achieve its investment objective by investing in a dynamic portfolio of ETFs (also referred to in this Prospectus as “underlying ETFs”) across seven different equity asset classes, as well as intermediate- and long-duration fixed- income investments (the “Static Fixed-Income Allocation”), and an allocation to short-duration investments (the “Variable Short- Duration Allocation”), which can include cash, money market instruments and short-duration affiliated and unaffiliated underlying ETFs (“short-duration investments”). The equity asset classes and the Variable Short-Duration Allocation are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% intermediate- and long-duration fixed-income investments.

The Allocation Adjustment Program

The Allocation Adjustment Program, a proprietary methodology co-developed by the Adviser and Protective Life, allocates the Portfolio’s assets on a weekly basis among seven different equity asset classes, as well as the Variable Short-Duration Allocation, based on historical market indicators.

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and intermediate- and long-duration fixed-income investments, and mitigate market risk by adjusting equity investments between market exposure and short-duration investments. Portfolio management oversees the Allocation Adjustment Program and are responsible for the day-to-day management of the Portfolio. Within the parameters of each asset class’ allocation relative to the Portfolio’s total assets, and the target allocation ranges within each asset class, portfolio management reviews the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, cease investing in one or more underlying ETFs, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

At no time will an individual asset class exposure be less than zero for investment purposes (i.e., no short exposure), and generally an asset class exposure will not be greater than its maximum target allocation, except due to market movements between periodic rebalancing of the Portfolio. To the extent market movements between periodic rebalancing of the Portfolio results in an asset class exposure in excess of its maximum target allocation, the Portfolio will continue to buy and sell assets reflecting the Portfolio’s current composition as it manages purchase and redemption orders for the Portfolio, and when it implements trades directed by the weekly Allocation Adjustment Program.

Portfolio management may change the Portfolio’s allocations among the asset classes without shareholder notice, unless the Adviser determines it would be a material change to the Portfolio’s investment strategy, in which case shareholders would receive advance notice.

Static Fixed-Income Allocation

The Static Fixed-Income Allocation is expected to remain constant over time, subject to market movement, and will be rebalanced to its target allocation on a quarterly basis. The Portfolio will generally obtain intermediate- and long-duration fixed- income exposure by investing in unaffiliated ETFs that provide broad exposure to the total U.S. investment-grade bond market.

The Underlying ETFs

The Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, the Portfolio is considered a “fund of funds.” The Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets), and fixed-income securities (including U.S. Treasury, government-related, and corporate, mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities). As noted above, the Portfolio may invest in short-duration affiliated and unaffiliated underlying ETFs within its Variable Short-Duration Allocation to seek to mitigate market risk associated with its equity allocation.

The table below shows, for each asset class, the ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest. Portfolio management may choose in their sole discretion, without shareholder notice, to remove, add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolio, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class		Potential Underlying ETFs+
Global Equity Investments (Stocks)	Asset Class Target Allocation Within the Portfolio(1)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	26.00%	SPDR® S&P 500® ETF# iShares® Core S&P 500 ETF* Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	9.75%	iShares® Russell 2000 ETF* iShares® Core S&P Small-Cap ETF* Vanguard Small-Cap ETF	IWM IJR VB
U.S. High Growth Equity	9.75%	Invesco QQQ TrustSM, Series 1 Invesco NASDAQ 100 ETF	QQQ QQQM
U.K. Equity	6.50%	iShares® MSCI United Kingdom ETF* Franklin FTSE United Kingdom ETF	EWU FLGB
European Equity	6.50%	SPDR® Euro Stoxx 50® ETF# Vanguard FTSE Europe ETF JPMorgan BetaBuilders Europe ETF Franklin FTSE Europe ETF	FEZ VGK BBEU FLEE
Japan Equity	3.25%	iShares® MSCI Japan ETF* Franklin FTSE Japan ETF JPMorgan BetaBuilders Japan ETF	EWJ FLJP BBJP
Asia Equity, ex-Japan	3.25%	iShares® MSCI All Country Asia ex-Japan ETF* Franklin FTSE Asia ex Japan ETF JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	AAXJ FLAX BBAX
Intermediate-and Long-Duration Fixed-Income Investments (Bonds)	35.00%	iShares® Core U.S. Aggregate Bond ETF* Vanguard Total Bond Market ETF	AGG BND
Short-Duration Fixed-Income Investments	N/A	Janus Henderson Short Duration Income ETF JPMorgan Ultra-Short Income ETF PIMCO Enhanced Short Maturity Active ETF Invesco Ultra Short-Duration ETF	VNLA JPST MINT GSY

(1)

Represents the target allocation to the respective asset class as a percentage of the Portfolio’s total assets plus, with respect to the equity classes, the remainder, if any, held in short-duration investments.

*	iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries).
#	SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.
+

The investment advisers, sponsors and distributors of the underlying ETFs, and the underlying ETFs themselves, do not make any representations regarding the advisability of investing in any of the underlying ETFs.

Refer to Appendix A in this Prospectus for a brief description of the investment objective and strategies of each of the potential underlying ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest.

As a result of its investments in the underlying ETFs, the Portfolio will have exposure to foreign markets, including emerging markets (which include, but are not limited to, Asia, China, Europe, India, Japan, North America, and South Korea) and various economic sectors (which include, but are not limited to, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, and information technology). Please refer to “Principal Investment Risks” and “Additional Information About the Portfolios” in this Prospectus for more detail.

Variable Short-Duration Allocation

The Portfolio’s Variable Short-Duration Allocation may be as low as 0% or as high as 65% of its assets, depending on prevailing market conditions and the weekly results of the Allocation Adjustment Program. Under normal circumstances, the Portfolio expects the Variable Short-Duration Allocation to be comprised of or provide exposure to securities with varying maturities and an average duration of 2 years or less. Permissible short-duration investments include cash, money market instruments (eligible securities, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”)) determined by the Adviser to present minimal credit risk, affiliated or unaffiliated money market funds and/or investments in affiliated and unaffiliated underlying ETFs that invest in a portfolio of fixed-income instruments across a broad range of sectors and geographies while maintaining a short-duration portfolio. These underlying ETFs primarily invest in investment grade debt securities including, among others, short-term instruments, such as commercial paper and repurchase agreements, mortgage- backed securities, asset-backed securities, including collateralized debt obligations, and derivatives. The underlying ETFs may also invest in high-yield (or “junk”) bonds. The Portfolio’s short-duration investments may include securities of U.S. and foreign public- and private-sector issuers.

Portfolio management’s selection of investments for the Variable Short-Duration Allocation among short-duration affiliated ETFs, short-duration unaffiliated ETFs, money market instruments and cash may be based on a variety of factors, including prevailing market conditions, to seek to enhance total return and managing risk.

The Portfolio may also invest its cash in a cash sweep program, an arrangement in which the Portfolio’s uninvested cash balance at the end of each day is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements or is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.

The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Due to the nature of the Allocation Adjustment Program, the Portfolio may have relatively high portfolio turnover compared to other funds.

Protective Life Dynamic Allocation Series - Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Portfolio seeks to achieve its investment objective by investing in a dynamic portfolio of ETFs (also referred to in this Prospectus as “underlying ETFs”) across seven different equity asset classes and an allocation to short-duration investments (the “Variable Short-Duration Allocation”) which can include cash, money market instruments and short-duration affiliated and unaffiliated underlying ETFs (“short-duration investments”). The equity asset classes and the Variable Short-Duration Allocation are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments, which includes specific targeted allocations to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets).

The Allocation Adjustment Program

The Allocation Adjustment Program, a proprietary methodology co-developed by the Adviser and Protective Life, allocates the Portfolio’s assets on a weekly basis among seven different equity asset classes, as well as the Variable Short-Duration Allocation, based on historical market indicators.

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and mitigate market risk by adjusting equity investments between market exposure and short-duration investments. Portfolio management oversees the Allocation Adjustment Program and are responsible for the day-to-day management of the Portfolio. Within the parameters of each asset class’ allocation relative to the Portfolio’s total assets, and the target allocation ranges within each asset class, portfolio management reviews the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, cease investing in one or more underlying ETFs, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

At no time will an individual asset class exposure be less than zero for investment purposes (i.e., no short exposure), and generally an asset class exposure will not be greater than its maximum target allocation, except due to market movements between periodic rebalancing of the Portfolio. To the extent market movements between periodic rebalancing of the Portfolio results in an asset class exposure in excess of its maximum target allocation, the Portfolio will continue to buy and sell assets reflecting the Portfolio’s current composition as it manages purchase and redemption orders for the Portfolio, and when it implements trades directed by the weekly Allocation Adjustment Program.

Portfolio management may change the Portfolio’s allocations among the asset classes without shareholder notice, unless the Adviser determines it would be a material change to the Portfolio’s investment strategy, in which case shareholders would receive advance notice.

The Underlying ETFs

The Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, the Portfolio is considered a “fund of funds.” The Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets). As noted above, the Portfolio may invest in short-duration affiliated and unaffiliated underlying ETFs within its Variable Short-Duration Allocation to seek to mitigate market risk associated with its equity allocation.

The table below shows, for each asset class, the ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest. Portfolio management may choose in their sole discretion, without shareholder notice, to remove, add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolio, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class		Potential Underlying ETFs+
Global Equity Investments (Stocks)	Asset Class Target Allocation Within the Portfolio(1)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	40.00%	SPDR® S&P 500® ETF# iShares® Core S&P 500 ETF* Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	15.00%	iShares® Russell 2000 ETF* iShares® Core S&P Small-Cap ETF* Vanguard Small-Cap ETF	IWM IJR VB
U.S. High Growth Equity	15.00%	Invesco QQQ TrustSM, Series 1 Invesco NASDAQ 100 ETF	QQQ QQQM
U.K. Equity	10.00%	iShares® MSCI United Kingdom ETF* Franklin FTSE United Kingdom ETF	EWU FLGB
European Equity	10.00%	SPDR® Euro Stoxx 50® ETF# Vanguard FTSE Europe ETF JPMorgan BetaBuilders Europe ETF Franklin FTSE Europe ETF	FEZ VGK BBEU FLEE
Japan Equity	5.00%	iShares® MSCI Japan ETF* Franklin FTSE Japan ETF JPMorgan BetaBuilders Japan ETF	EWJ FLJP BBJP
Asia Equity, ex-Japan	5.00%	iShares® MSCI All Country Asia ex-Japan ETF* Franklin FTSE Asia ex Japan ETF JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	AAXJ FLAX BBAX
Short-Duration Fixed-Income Investments	N/A	Janus Henderson Short Duration Income ETF JPMorgan Ultra-Short Income ETF PIMCO Enhanced Short Maturity Active ETF Invesco Ultra Short-Duration ETF	VNLA JPST MINT GSY

(1)

Represents the target allocation to the respective asset class as a percentage of the Portfolio’s total assets plus, with respect to the equity classes, the remainder, if any, held in short-duration investments.

*	iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries).
#	SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.
+

The investment advisers, sponsors and distributors of the underlying ETFs, and the underlying ETFs themselves, do not make any representations regarding the advisability of investing in any of the underlying ETFs.

Refer to Appendix A in this Prospectus for a brief description of the investment objective and strategies of each of the potential underlying ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest.

As a result of its investments in the underlying ETFs, the Portfolio will have exposure to foreign markets, including emerging markets (which include, but are not limited to, Asia, China, Europe, India, Japan, North America, and South Korea) and various economic sectors (which include, but are not limited to, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, and information technology). Please refer to “Principal Investment Risks” and “Additional Information About the Portfolios” in this Prospectus for more detail.

Variable Short-Duration Allocation

The Portfolio’s Variable Short-Duration Allocation may be as low as 0% or as high as 100% of its assets, depending on prevailing market conditions and the weekly results of the Allocation Adjustment Program. Under normal circumstances, the Portfolio expects the Variable Short-Duration Allocation to be comprised of or provide exposure to securities with varying maturities and an average duration of 2 years or less. Permissible short-duration investments include cash, money market instruments (eligible securities, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”)) determined by the Adviser to present minimal credit risk, affiliated or unaffiliated money market funds and/or investments in affiliated and unaffiliated underlying ETFs that invest in a portfolio of fixed-income instruments across a broad range of sectors and geographies while maintaining a short-duration portfolio. These underlying ETFs primarily invest in investment grade debt securities including, among others, short-term instruments, such as commercial paper and repurchase agreements, mortgage- backed securities, asset-backed securities, including collateralized debt obligations, and derivatives. The underlying ETFs may also invest in high-yield (or “junk”) bonds. The Portfolio’s short-duration investments may include securities of U.S. and foreign public- and private-sector issuers.

Portfolio management’s selection of investments for the Variable Short-Duration Allocation among short-duration affiliated ETFs, short-duration unaffiliated ETFs, money market instruments and cash may be based on a variety of factors, including prevailing market conditions, to seek to enhance total return and managing risk.

The Portfolio may also invest its cash in a cash sweep program, an arrangement in which the Portfolio’s uninvested cash balance at the end of each day is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements or is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.

The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Due to the nature of the Allocation Adjustment Program, the Portfolio may have relatively high portfolio turnover compared to other funds.